Property and Equipment	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,929,691)	(1,587,889)
	$624,900	$966,702

Depreciation expense for the period from February 14, 2024 through September 30, 2024 for Successor was $304,446. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 and for the nine months ended September 30, 2023 was $37,356 and $346,164, respectively. The Company’s depreciation expense for the three months ended September 30, 2024 and the Predecessor’s depreciation expense for the three months ended September 30, 2023 was $113,855 and $115,388, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,587,889)	(1,127,167)
	$966,702	$1,427,424

Depreciation expense was $460,722 and $476,275 for the years ended December 31, 2023 and 2022, respectively.